Commitments (Schedule of Future Minimum Lease Payments) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum lease payments
Rental expenses	¥ 71,127	¥ 36,706	¥ 15,947
2017	68,980
2018	56,037
2019	53,183
2020	49,317
2021 and after	111,973
Total lease commitment	¥ 339,490